UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21763

Name of Fund:  Managed Account Series
                  U.S. Mortgage Portfolio
                  High Income Portfolio
                  Global SmallCap Portfolio
                  Mid Cap Value Opportunities Portfolio

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 637-3863

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


U.S. Mortgage Portfolio of Managed Account Series

Schedule of Investments as of July 31, 2007 (Unaudited)

                                                             Face     Interest                 Maturity
Issue                                                      Amount         Rate                 Date(s)                  Value
U.S. Government Agency Mortgage-Backed Securities* - 158.1%

Fannie Mae Guaranteed Pass-Through Certificates      $  7,300,000         4.50  %     8/01/2022 - 8/15/2037 (a)     $   6,861,125
                                                       51,771,645         5.00        8/15/2022 - 8/15/2037 (a)        48,880,182
                                                       49,788,861         5.50        11/01/2033 - 8/15/2037 (a)       48,216,074
                                                       31,499,299         6.00       8/01/2026 - 8/15/2037 (a)(f)      31,265,941
                                                        4,300,000         6.50              8/15/2037 (a)               4,343,000
                                                        1,600,000         7.00              8/15/2037 (a)               1,643,501

Freddie Mac Mortgage Participation Certificates         7,101,781         5.00        9/01/2035 - 9/15/2037 (a)         6,664,554
                                                       16,900,000         5.50              8/15/2037 (a)              16,324,352
                                                        3,054,268         6.00        12/01/2036 - 8/15/2037 (a)        3,029,492
                                                        2,067,252         6.50                8/01/2036                 2,090,903

Ginnie Mae MBS Certificates                             2,697,298         5.00          5/15/2035 - 5/15/2036           2,571,854
                                                        4,200,000         5.50              8/21/2037 (a)               4,081,875
                                                       29,825,996         6.00        11/15/2034 - 8/21/2037 (a)       29,728,587
                                                        1,589,696         6.50          1/15/2032 - 6/15/2035           1,621,529

Total U.S. Government Agency Mortgage-Backed Securities (Cost - $208,425,401) - 158.1%                                207,322,969


U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations* - 3.6%


Fannie Mae Trust Series 370 Class 2                     1,208,821         6.00              5/25/2036 (g)                 317,709

Fannie Mae Trust Series 2005-16 Class LE                  730,000         5.50                7/25/2033                   710,405

Freddie Mac Multi-class Certificates Series 2411
Class FJ                                                   43,535         5.961             12/15/2029 (b)                 43,681

Freddie Mac Multi-class Certificates Series 2882
Class UW                                                  680,000         4.50                11/15/2019                  623,259

Freddie Mac Multi-class Certificates Series 2971
Class GD                                                  950,000         5.00                5/15/2020                   912,166

Freddie Mac Multi-class Certificates Series 3242
Class NC                                                1,380,636         5.75                12/15/2028                1,390,799

Ginnie Mae Trust Series 2005-71 Class AB                  708,608         5.50                9/20/2035                   706,965

Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations
(Cost - $4,674,671) - 3.6%                                                                                              4,704,984



                                         Face
                                       Amount   Issue
Asset-Backed Securities* - 1.8%

                                   $  390,000   Capital One Master Trust Series 2001-1 Class A, 5.52% due
                                                12/15/2010 (b)                                                            390,591
                                       24,040   Centex Home Equity Series 2004-D Class AV2, 5.66% due 9/25/2034 (b)        24,043
                                       75,000   Citibank Credit Card Master Trust I Series 1997-4 Class B, 5.65%
                                                due 3/10/2011 (b)                                                          75,275
                                      128,758   Collegiate Funding Services Education Loan Trust I Series 2005-A
                                                Class A1, 5.81% due 9/29/2014 (b)                                         128,838
                                      164,263   Countrywide Asset Backed Certificates Series 2004-6 Class 2A4,
                                                5.77% due 11/25/2034 (b)                                                  164,222
                                      325,000   Discover Card Master Trust I, Series 2003-4 Class A1, 5.43% due
                                                5/15/2011 (b)                                                             325,494
                                      350,000   Discover Card Master Trust I, Series 2004-1 Class A, 5.35% due
                                                4/16/2010 (b)                                                             350,107
                                       24,797   GE Commercial Equipment Financing LLC Series 2004-1 Class A3,
                                                5.34% due 10/20/2008 (b)                                                   24,798
                                      500,000   GE Dealer Floorplan Master Note Trust Series 2005-1 Class A,
                                                5.36% due 4/20/2010 (b)                                                   500,142
                                      160,409   Irwin Home Equity Series 2005-C Class 1A1, 5.765% due 4/25/2030 (b)       160,323
                                       34,026   Residential Asset Securities Corp., Series 2004-KS7 Class A2B2,
                                                5.59% due 5/25/2033 (b)                                                    34,042
                                        6,946   Residential Asset Securities Corp., Series 2004-KS12 Class AI2,
                                                5.55% due 1/25/2035 (b)                                                     6,947
                                      201,992   Structured Asset Investment Loan Trust Series 2005-10 Class A3,
                                                5.14% due 12/25/2035 (b)                                                  201,992

Total Asset-Backed Securities (Cost - $2,385,540) - 1.8%                                                                2,386,814

Non-Government Agency Mortgage-Backed Securities* - 21.7%

Collateralized Mortgage             1,386,418   Banc of America Funding Corp. Series 2006-B Class 5A1, 5.814%
Obligations - 20.1%                             due 3/20/2036 (b)                                                       1,397,425
                                      265,012   Banc of America Mortgage Securities, Series 2003-3 Class 2A1,
                                                5.87% due 5/25/2018 (b)                                                   266,475
                                      388,382   Banc of America Mortgage Securities, Series 2003-10 Class 1A6,
                                                5.77% due 1/25/2034 (b)                                                   389,719
                                      954,241   Chase Mortgage Finance Corp. Series 2003-S9 Class A1, 5% due
                                                10/25/2018                                                                936,002
                                      745,305   Countrywide Alternative Loan Trust Series 2004-24CB Class 2A1,
                                                5% due 11/25/2019                                                         724,340
                                      677,191   Countrywide Alternative Loan Trust Series 2005-J11 Class 2A1,
                                                6% due 10/25/2035                                                         665,234
                                    1,319,901   Countrywide Alternative Loan Trust Series 2006-19Cb Class A15,
                                                6% due 8/25/2036                                                        1,321,241
                                    1,317,365   Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17,
                                                6% due 1/25/2037                                                        1,323,065
                                    1,060,479   Countrywide Alternative Loan Trust Series 2007-3T1 Class1A7,
                                                6% due 4/25/2037                                                        1,066,430
                                    3,081,089   Countrywide Alternative Loan Trust Series 2007-7T2 Class A9,
                                                6% due 4/25/2037                                                        3,083,917
                                    1,070,000   Countrywide Alternative Loan Trust Series 2007-16CB Class 1A7,
                                                6% due 8/25/2037                                                        1,069,454
                                    2,200,000   Countrywide Alternative Loan Trust Series 2007-16CB Class 5A3,
                                                6.25% due 8/25/2037                                                     2,214,490
                                      854,126   Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2
                                                Class A2, 5.55% due 3/25/2034 (b)                                         856,117
                                    1,932,498   Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-20
                                                Class 1A33, 6% due 2/25/2037                                            1,940,620
                                      294,900   First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2,
                                                5.955% due 6/25/2018 (b)                                                  296,616
                                    1,367,601   Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1,
                                                5.834% due 5/25/2036 (b)(c)                                             1,373,933
                                      167,474   Opteum Mortgage Acceptance Corp. Series 2005-4 Class 1A1A, 5.22%
                                                due 11/25/2035 (b)                                                        167,474
                                    1,419,117   Residential Accredit Loans, Inc. Series 2003-QS18 Class A1, 5%
                                                due 9/25/2018                                                           1,369,226
                                      560,879   Residential Accredit Loans, Inc. Series 2006-QS3 Class 1A10, 6%
                                                due 3/25/2036                                                             564,682
                                      943,798   Residential Funding Mortgage Securities I Series 2003-S8 Class A1,
                                                5% due 5/25/2018                                                          923,915
                                    1,860,000   Residential Funding Mortgage Securities I Series 2007-S2 Class A3,
                                                6% due 2/25/2037                                                        1,865,987
                                    2,570,451   Residential Funding Mortgage Securities I Series 2007-S6
                                                Class 2A12, 6% due 6/25/2037                                            2,573,746
                                                                                                                    -------------
                                                                                                                       26,390,108

Commercial Mortgage-Backed            530,000   Bear Stearns Commercial Mortgage Securities Series 2006-PW11
Securities - 1.6%                               Class A4, 5.457% due 3/11/2039 (b)                                        517,566
                                      220,000   Bear Stearns Commercial Mortgage Securities Series 2007-PW16
                                                Class A4, 5.713% due 5/11/2017 (b)                                        216,749
                                      220,000   Greenwich Capital Commercial Funding Corp. Series 2006-GG7
                                                Class A4, 6.11% due 7/10/2038 (b)(d)                                      221,098
                                      330,000   GS Mortgage Securities Corp. II Series 2006-GG8 Class A4, 5.56%
                                                due 11/10/2039                                                            321,503
                                      860,000   GS Mortgage Securities Corp. II Series 2007-GG10 Class A4, 5.993%
                                                due 8/10/2045 (b)                                                         847,857
                                                                                                                    -------------
                                                                                                                        2,124,773

Total Non-Government Agency Mortgage-Backed Securities (Cost - $28,475,933) - 21.7%                                    28,514,881



Short-Term Securities - 5.3%

                                   Beneficial
                                     Interest
                                $   6,984,215   BlackRock Liquidity Series, LLC Cash Sweep Series, 5.33% (c)(e)         6,984,215

Total Short-Term Securities (Cost - $6,984,215) - 5.3%                                                                  6,984,215



                                    Number of
                                    Contracts
Options Purchased - 0.2%

Call Options Purchased                    6++   Receive a fixed rate of 5.09% and pay a floating rate based
                                                on 3-month LIBOR, expiring August 2007 Broker, Deutsche Bank (h)               60

Put Options Purchased                     6++   Pay a fixed rate of 5.09% and receive a floating rate based
                                                on 3-month LIBOR, expiring August 2007 Broker, Deutsche Bank (h)          215,796

Total Options Purchased (Premiums Paid - $184,200) - 0.2%                                                                 215,856

Total Investments before TBA Sale Commitments and Options Written (Cost - $251,129,960) - 190.7%                      250,129,719



                                                             Face     Interest                 Maturity
Issue                                                      Amount         Rate                 Date(s)
TBA Sale Commitments - (58.9%)

Fannie Mae Guaranteed Pass-Through Certificates      $  5,100,000         4.50 %        8/01/2022 - 8/15/2037         (4,858,632)
                                                       34,100,000         5.00          8/15/2022 - 8/15/2037        (32,007,349)
                                                       34,700,000         5.50          11/01/2033 - 8/15/2037       (33,508,853)
                                                        6,000,000         6.00          8/01/2026 - 8/15/2037         (5,944,710)

Freddie Mac Mortgage Participation Certificates         1,000,000         6.00          12/01/2036 - 8/15/2037          (992,035)

Total TBA Sale Commitments - (Premiums Received - $78,499,540) - (58.9%)                                             (77,311,579)



                                    Number of
                                    Contracts
Options Written - (0.2%)

Call Options Written                      6++   Pay a fixed rate of 5.08% and receive a floating rate
                                                based on 3-month LIBOR, expiring September 2007 Broker,
                                                Citibank N.A. (h)                                                         (3,726)

Put Options Written                       6++   Receive a fixed rate of 5.08% and pay a floating rate
                                                based on 3-month LIBOR, expiring September 2007 Broker,
                                                Citibank N.A. (h)                                                       (202,608)

Total Options Written (Premiums Received - $192,600) - (0.2%)                                                           (206,334)

Total Investments net of TBA Sale Commitments and Options Written (Cost - $172,437,820) - 131.6%                      172,611,806
Liabilities in Excess of Other Assets - (31.6%)                                                                      (41,468,141)
                                                                                                                    -------------
Net Assets - 100.0%                                                                                                 $ 131,143,665
                                                                                                                    =============

  * Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(b) Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Purchase                                    Interest
    Affiliate                                     Cost          Sale Cost       Gain         Income
    BlackRock Liquidity Series, LLC
       Cash Sweep Series                               -       $ 3,698,301*          -      $  69,174
    Merrill Lynch Mortgage Investors, Inc.
       Series 2006-A3 Class 3A1, 5.834%
       due 5/25/2036                         $ 1,382,589       $     17,606    $    34      $   7,100

      * Represents net sale cost.


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents the current yield as of July 31, 2007.

(f) All or a portion of security held as collateral in connection with financial futures contracts.

(g) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(h) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

  o The cost and unrealized appreciation (depreciation) of investments, net of options written and TBA sale commitments, as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       172,452,981
                                                ===================
    Gross unrealized appreciation               $         2,328,784
    Gross unrealized depreciation                       (2,169,959)
                                                -------------------
    Net unrealized appreciation                 $           158,825
                                                ===================


  o Financial futures contracts sold as of July 31, 2007 were as follows:


    Number of                                    Expiration            Face          Unrealized
    Contracts              Issue                    Date              Value         Depreciation

         4       2-Year U.S. Treasury Bond     September 2007    $     816,679     $    (3,072)
       159       5-Year U.S. Treasury Bond     September 2007    $  16,758,217     $   (11,314)
        70       10-Year U.S. Treasury Bond    September 2007    $   7,398,494     $  (121,037)
                                                                                   ------------
    Total Unrealized Depreciation - Net                                            $  (135,423)
                                                                                   ============

  o Swaps outstanding as of July 31, 2007 were as follows:

                                                                  Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Pay (receive) a variable return based
    on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires October 2007                          $   840,000              -

    Receive a fixed rate of 4.845% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires December 2010                        $ 11,700,000    $ (113,359)

    Receive a fixed rate of 5.1975% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires May 2011                             $ 16,200,000          4,264

    Receive a fixed rate of 4.97501% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires November 2011                        $ 15,000,000      (145,017)

    Pay a fixed rate of 5.0625% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires November 2011                        $  9,400,000         58,831

    Receive a fixed rate of 4.95% and pay a
    floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires December 2011                        $  6,400,000       (69,171)

    Pay a fixed rate of 4.985% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires December 2011                        $  9,700,000         92,150

    Receive a fixed rate of 4.9125% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires December 2011                        $  5,100,000       (62,637)

    Receive a fixed rate of 5.1646% and pay a floating rate based on 3-month LIBOR

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2012                         $  6,900,000       (19,552)

    Pay a fixed rate of 4.91671% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires March 2012                           $ 10,200,000        137,376

    Pay a fixed rate of 5.59% and receive a
    floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires June 2012                            $ 12,000,000      (167,758)

    Pay a fixed rate of 5.41389% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                         $  6,900,000         38,561

    Pay a fixed rate of 5.352% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires February 2017                        $  3,000,000         30,431

    Pay a fixed rate of 5.0675% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2017                           $ 15,000,000      (287,568)

    Pay a fixed rate of 5.164% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires April 2017                           $  4,600,000        116,625

    Pay a fixed rate of 5.29% and receive a
    floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires May 2017                             $  4,000,000         64,588

    Pay a fixed rate of 5.7965% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                            $  3,500,000       (76,924)
                                                                   -----------
    Total                                                          $ (399,160)
                                                                   ===========


High Income Portfolio of Managed Account Series

Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                            Value
Aerospace &                  USD    250,000   DRS Technologies, Inc., 6.625% due 2/01/2016                          $     237,500
Defense - 1.2%                      580,000   L-3 Communications Corp., 5.875% due 1/15/2015                              527,800
                                    200,000   Sequa Corp., 9% due 8/01/2009                                               208,000
                                    100,000   TransDigm, Inc., 7.75% due 7/15/2014 (e)                                     98,000
                                    140,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                          130,200
                                                                                                                    -------------
                                                                                                                        1,201,500

Automotive - 6.0%                    95,000   Accuride Corp., 8.50% due 2/01/2015                                          90,250
                                    875,000   American Tire Distributors, Inc., 11.61% due 4/01/2012 (a)                  857,500
                                    275,000   ArvinMeritor, Inc., 8.125% due 9/15/2015                                    244,750
                                    200,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                             192,000
                                     90,000   Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (e)                      82,800
                                    375,000   Autonation, Inc., 7.36% due 4/15/2013 (a)                                   348,750
                                    455,000   Ford Capital BV, 9.50% due 6/01/2010                                        445,900
                                    340,000   Ford Motor Co., 8.90% due 1/15/2032                                         283,900
                                    270,000   Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                              259,283
                                     80,000   Ford Motor Credit Co. LLC, 5.70% due 1/15/2010                               74,548
                                    220,000   Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                              209,462
                                    320,000   Ford Motor Credit Co. LLC, 8.11% due 1/13/2012 (a)                          305,549
                                     70,000   General Motors Acceptance Corp., 6.75% due 12/01/2014                        62,914
                                    400,000   General Motors Acceptance Corp., 8% due 11/01/2031                          375,632
                                     50,000   The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (a)(e)                 49,750
                                     35,000   The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                         34,650
                                    374,000   The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (e)                   380,545
                                     80,000   The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (b)                        193,300
                                    120,000   Group 1 Automotive, Inc., 2.25% due 6/15/2036 (b)(i)                         96,150
                                    125,000   Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                   93,750
                                    235,000   Lear Corp., 8.75% due 12/01/2016                                            217,375
                                    130,000   Metaldyne Corp., 10% due 11/01/2013                                         127,400
                                    500,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                             500,000
                                    175,000   Titan International, Inc., 8% due 1/15/2012                                 178,500
                                    295,000   United Auto Group, Inc., 7.75% due 12/15/2016                               283,200
                                                                                                                    -------------
                                                                                                                        5,987,858

Broadcasting - 2.4%                 650,000   Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (e)                 656,500
                                    100,000   Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(f)                        90,984
                                     95,000   Nexstar Finance, Inc., 7% due 1/15/2014                                      92,150
                                    725,000   Paxson Communications Corp., 8.61% due 1/15/2012 (a)(e)                     717,750
                                    400,000   Salem Communications Corp., 7.75% due 12/15/2010                            400,000
                                    160,000   Umbrella Acquisition, 9.75% due 3/15/2015 (e)(f)                            145,600
                                    360,000   Young Broadcasting, Inc., 10% due 3/01/2011                                 327,600
                                                                                                                    -------------
                                                                                                                        2,430,584

Cable - International - 0.6%        625,000   NTL Cable Plc, 9.125% due 8/15/2016                                         631,250

Cable - U.S. - 4.8%               1,225,000   CCH I, LLC, 11% due 10/01/2015                                            1,225,000
                                    255,000   Cablevision Systems Corp. Series B, 9.82% due 4/01/2009 (a)                 256,275
                                    125,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                        116,562
                                    575,000   Charter Communications Holdings II LLC, 10.25% due 9/15/2010                584,200
                                    100,000   DirecTV Holdings LLC, 8.375% due 3/15/2013                                  101,500
                                    450,000   Echostar DBS Corp., 7.125% due 2/01/2016                                    425,250
                                     50,000   Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (a)                             52,000
                                    475,000   Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (a)                             477,375
                                     60,000   Intelsat Intermediate Holding Co. Ltd., 9.231% due 2/01/2015 (c)             47,100
                                    625,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  626,563
                                    300,000   PanAmSat Corp., 9% due 8/15/2014                                            301,875
                                    375,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                   352,500
                                    225,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                    245,250
                                                                                                                    -------------
                                                                                                                        4,811,450

Chemicals - 3.2%                    180,000   American Pacific Corp., 9% due 2/01/2015 (e)                                178,200
                                    143,000   Equistar Chemicals LP, 10.625% due 5/01/2011                                149,435
                                    235,000   Hexion U.S. Finance Corp., 9.75% due 11/15/2014                             251,450
                                    100,000   Hexion U.S. Finance Corp., 10.058% due 11/15/2014 (a)                       103,000
                                    200,000   Huntsman International LLC, 7.875% due 11/15/2014                           214,000
                                    305,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                           279,075
                                    135,000   Innophos, Inc., 8.875% due 8/15/2014                                        135,675
                                    250,000   MacDermid, Inc., 9.50% due 4/15/2017 (e)                                    227,500
                                     30,000   Momentive Performance Materials, Inc., 9.75% due 12/01/2014 (e)              28,800
                                    750,000   Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (e)            710,625
                                    180,000   NOVA Chemicals Corp., 8.484% due 11/15/2013 (a)                             175,500
                             EUR    375,000   Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                     507,928
                             USD    240,000   Terra Capital, Inc. Series B, 7% due 2/01/2017                              226,800
                                                                                                                    -------------
                                                                                                                        3,187,988

Consumer - Durables - 1.1%        1,190,000   TL Acquisitions, Inc., 10.50% due 1/15/2015 (e)                           1,094,800

Consumer - Non-Durables -           200,000   American Greetings Corp., 7.375% due 6/01/2016                              189,000
0.8%                                625,000   Levi Strauss & Co., 8.875% due 4/01/2016                                    603,125
                                                                                                                    -------------
                                                                                                                          792,125

Diversified Media - 4.9%             60,000   Affinion Group, Inc., 10.125% due 10/15/2013                                 60,300
                                    175,000   Affinion Group, Inc., 11.50% due 10/15/2015                                 175,875
                                     95,000   CBD Media Holdings LLC, 9.25% due 7/15/2012                                  95,950
                                     95,000   CanWest Media, Inc., 8% due 9/15/2012                                        91,200
                                    175,000   Dex Media, Inc., 8% due 11/15/2013                                          171,500
                                    175,000   Dex Media West LLC, 9.875% due 8/15/2013                                    183,750
                                    440,000   Idearc, Inc., 8% due 11/15/2016                                             416,900
                                    325,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                                365,219
                                    100,000   Network Communications, Inc., 10.75% due 12/01/2013                         100,000
                                    800,000   Nielsen Finance LLC, 10% due 8/01/2014 (e)                                  808,000
                                     60,000   Nielsen Finance LLC, 11.463% due 8/01/2016 (c)(e)                            39,300
                                    875,000   Primedia, Inc., 8% due 5/15/2013                                            919,844
                                    590,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                       533,950
                                    140,000   Quebecor World, Inc., 9.75% due 1/15/2015 (e)                               134,400
                                    250,000   RH Donnelley Corp., 6.875% due 1/15/2013                                    225,000
                                    500,000   RH Donnelley Corp., Series A-2, 6.875% due 1/15/2013                        450,000
                                    125,000   Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (a)             125,625
                                                                                                                    -------------
                                                                                                                        4,896,813

Energy - Exploration &              175,000   Berry Petroleum Co., 8.25% due 11/01/2016                                   168,875
Production - 2.7%                   375,000   Chaparral Energy, Inc., 8.50% due 12/01/2015                                336,562
                                    305,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      285,175
                                    242,193   Corral Finans AB, 6.86% due 4/15/2010 (e)(f)                                233,134
                                    110,000   Denbury Resources, Inc., 7.50% due 12/15/2015                               105,600
                                    350,000   Forest Oil Corp., 7.25% due 6/15/2019 (e)                                   326,375
                                    425,000   OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                                 425,000
                                    585,000   Sabine Pass LNG LP, 7.50% due 11/30/2016 (e)                                555,750
                                    225,000   Swift Energy Co., 7.125% due 6/01/2017                                      208,125
                                                                                                                    -------------
                                                                                                                        2,644,596

Energy - Other - 2.3%               840,000   Aleris International, Inc., 9% due 12/15/2014 (e)(f)                        775,627
                                    160,000   Cimarex Energy Co., 7.125% due 5/01/2017                                    151,200
                                    275,000   Copano Energy LLC, 8.125% due 3/01/2016                                     275,000
                                    120,000   KCS Energy, Inc., 7.125% due 4/01/2012                                      117,600
                                    180,000   North American Energy Partners, Inc., 8.75% due 12/01/2011                  180,900
                                    605,000   SemGroup LP, 8.75% due 11/15/2015 (e)                                       595,925
                                    145,000   Tennessee Gas Pipeline Co., 7.625% due 4/01/2037                            158,648
                                                                                                                    -------------
                                                                                                                        2,254,900

Financial - 1.1%                    210,000   American Real Estate Partners LP, 7.125% due 2/15/2013                      197,400
                                    800,000   American Real Estate Partners LP, 7.125% due 2/15/2013 (e)                  752,000
                                    100,000   USI Holdings Corp., 9.433% due 11/15/2014 (a)(e)                             95,000
                                                                                                                    -------------
                                                                                                                        1,044,400

Food & Tobacco - 1.0%               125,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                118,750
                                    250,000   Del Monte Corp., 8.625% due 12/15/2012                                      251,250
                                    385,000   Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                   371,525
                                    240,000   Smithfield Foods, Inc., 7.75% due 7/01/2017                                 231,600
                                                                                                                    -------------
                                                                                                                          973,125

Gaming - 4.1%                       400,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                     375,000
                                    175,000   CCM Merger, Inc., 8% due 8/01/2013 (e)                                      172,375
                                     70,000   Caesars Entertainment, Inc., 8.125% due 5/15/2011                            65,800
                                    150,000   Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(e)         156,750
                                    250,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (e)            267,188
                                    250,000   Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)                          256,250
                                    755,000   Harrah's Operating Co., Inc., 5.75% due 10/01/2017                          536,050
                                    390,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (e)        390,000
                                    250,000   Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (e)                       230,000
                                    110,000   Seneca Gaming Corp., 7.25% due 5/01/2012                                    108,350
                                    130,000   Shingle Springs Tribal Gaming Authority, 9.375% due 6/15/2015 (e)           121,550
                                     65,000   Snoqualmie Entertainment Authority, 9.063% due 2/01/2014 (a)(e)              64,025
                                    250,000   Station Casinos, Inc., 7.75% due 8/15/2016                                  234,375
                                    265,000   Station Casinos, Inc., 6.625% due 3/15/2018                                 212,000
                                    375,000   Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (e)                     315,000
                                    575,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   533,312
                                                                                                                    -------------
                                                                                                                        4,038,025

Health Care - 4.2%                  335,000   Accellent, Inc., 10.50% due 12/01/2013                                      321,600
                                    390,000   Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (a)                   394,875
                                    500,000   Bio-Rad Laboratories, Inc., 7.50% due 8/15/2013                             492,500
                                    425,000   Community Health Systems, Inc., 8.875% due 7/15/2015 (e)                    412,781
                                    325,000   The Cooper Cos., 7.125% due 2/15/2015                                       312,813
                                    220,000   Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (b)                         177,375
                                    130,000   PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(f)                           116,350
                                    865,000   Tenet Healthcare Corp., 6.50% due 6/01/2012                                 722,275
                                    535,000   Tenet Healthcare Corp., 9.875% due 7/01/2014                                476,150
                                     55,000   Tenet Healthcare Corp., 9.25% due 2/01/2015                                  47,025
                                    200,000   US Oncology, Inc., 10.75% due 8/15/2014                                     202,000
                                    200,000   United Surgical Partners International, Inc., 8.875% due
                                              5/01/2017 (e)                                                               188,000
                                     60,000   Universal Hospital Services, Inc., 8.50% due 6/01/2015 (e)(f)                53,291
                                     60,000   Universal Hospital Services, Inc., 8.759% due 6/01/2015 (a)(e)               55,950
                                    150,000   Ventas Realty, LP, 9% due 5/01/2012                                         158,250
                                                                                                                    -------------
                                                                                                                        4,131,235

Housing - 3.5%                      545,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                                  452,350
                                    650,000   Building Materials Corp. of America, 7.75% due 8/01/2014                    578,500
                                    355,000   Esco Corp., 8.625% due 12/15/2013 (e)                                       347,900
                                    250,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     250,000
                                    200,000   Nortek, Inc., 8.50% due 9/01/2014                                           172,000
                                    170,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                  135,575
                                    310,000   Realogy Corp., 10.50% due 4/15/2014 (e)                                     286,750
                                    490,000   Realogy Corp., 11% due 4/15/2014 (e)(f)                                     433,037
                                    295,000   Realogy Corp., 12.375% due 4/15/2015 (e)                                    247,063
                                    700,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015                         504,000
                                     40,000   Texas Industries, Inc., 7.25% due 7/15/2013                                  39,600
                                                                                                                    -------------
                                                                                                                        3,446,775

Information Technology - 3.8%        90,000   Amkor Technology, Inc., 7.75% due 5/15/2013                                  82,125
                                    425,000   Amkor Technology, Inc., 9.25% due 6/01/2016                                 408,000
                                    200,000   BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(e)(f)                          186,427
                                     60,000   Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                    58,500
                                    390,000   Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017              380,250
                                  1,210,000   Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)(f)               1,067,825
                                     55,000   Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (a)(e)                  50,463
                                    150,000   Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (e)                         141,375
                                    270,000   Nortel Networks Ltd., 9.624% due 7/15/2011 (a)(e)                           273,375
                                    115,000   Sanmina-SCI Corp., 6.75% due 3/01/2013                                      101,200
                                    175,000   Sanmina-SCI Corp., 8.125% due 3/01/2016                                     154,875
                                    240,000   Spansion, Inc., 8.485% due 6/01/2013 (a)(e)                                 223,200
                                    380,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013                            381,900
                                    290,000   SunGard Data Systems, Inc., 10.25% due 8/15/2015                            290,000
                                                                                                                    -------------
                                                                                                                        3,799,515

Leisure - 0.2%                      140,000   Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                        134,400
                                     20,000   Travelport LLC, 9.875% due 9/01/2014                                         20,300
                                     80,000   Travelport LLC, 9.985% due 9/01/2014 (a)                                     81,000
                                                                                                                    -------------
                                                                                                                          235,700

Manufacturing - 3.8%                100,000   American Railcar Industries, Inc., 7.50% due 3/01/2014                       97,500
                                     50,000   Belden CDT, Inc., 7% due 3/15/2017 (e)                                       47,250
                                    375,000   Caue Finance Ltd., 8.875% due 8/01/2015 (e)                                 404,062
                                    200,000   Hexcel Corp., 6.75% due 2/01/2015                                           190,000
                                    325,000   Invensys Plc, 9.875% due 3/15/2011 (e)                                      346,937
                                    435,000   Jarden Corp., 7.50% due 5/01/2017                                           391,500
                                    240,000   NXP BV, 8.11% due 10/15/2013 (a)                                            223,800
                                    880,000   NXP BV, 9.50% due 10/15/2015                                                763,400
                                    260,000   RBS Global, Inc., 9.50% due 8/01/2014                                       250,900
                                    355,000   RBS Global, Inc., 11.75% due 8/01/2016                                      355,000
                                     85,000   RBS Global, Inc., 8.875% due 9/01/2016                                       78,625
                                    120,000   Sensata Technologies BV, 8% due 5/01/2014                                   110,400
                                    495,000   Superior Essex Communications LLC, 9% due 4/15/2012                         490,050
                                                                                                                    -------------
                                                                                                                        3,749,424

Metal - Other - 3.6%                 60,000   Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (e)                      59,100
                                    200,000   Foundation PA Coal Co., 7.25% due 8/01/2014                                 188,000
                                    470,000   Freeport-McMoRan Copper & Gold, Inc., 8.564% due 4/01/2015 (a)              484,100
                                  1,325,000   Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                1,391,250
                                    175,000   Indalex Holding Corp. Series B, 11.50% due 2/01/2014                        173,250
                                    275,000   Novelis, Inc., 7.25% due 2/15/2015                                          275,688
                                    275,000   RathGibson, Inc., 11.25% due 2/15/2014                                      283,250
                                    740,000   Southern Copper Corp., 6.375% due 7/27/2015                                 749,718
                                                                                                                    -------------
                                                                                                                        3,604,356

Packaging - 1.6%                    615,000   Berry Plastics Holding Corp., 8.875% due 9/15/2014                          590,400
                                    300,000   Berry Plastics Holding Corp., 9.235% due 9/15/2014 (a)                      288,000
                                    200,000   Impress Holdings B.V., 8.485% due 9/15/2013 (a)(e)                          200,000
                                    200,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                     200,000
                                    260,000   Pregis Corp., 12.375% due 10/15/2013                                        288,600
                                                                                                                    -------------
                                                                                                                        1,567,000

Paper - 4.6%                        235,000   Abitibi-Consolidated, Inc., 6% due 6/20/2013                                185,650
                                    800,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                             578,000
                                    150,000   Boise Cascade LLC, 7.125% due 10/15/2014                                    138,000
                                    280,000   Bowater Canada Finance Corp., 7.95% due 11/15/2011                          243,600
                                    650,000   Cascades, Inc., 7.25% due 2/15/2013                                         607,750
                                     80,000   Domtar, Inc., 5.375% due 12/01/2013                                          68,400
                                    850,000   Domtar, Inc., 7.125% due 8/15/2015                                          792,625
                                    440,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                  440,000
                                    225,000   NewPage Corp., 11.621% due 5/01/2012 (a)                                    240,750
                                    500,000   NewPage Corp., 12% due 5/01/2013                                            520,625
                                    100,000   Norske Skog Canada Ltd., 7.375% due 3/01/2014                                85,500
                                     46,000   Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                             48,070
                                    220,000   Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                 205,700
                                    400,000   Verso Paper Holdings LLC, 11.375% due 8/01/2016 (e)                         408,000
                                                                                                                    -------------
                                                                                                                        4,562,670

Retail - 3.5%                       155,000   Buffets, Inc., 12.50% due 11/01/2014                                        125,550
                                     35,000   Burlington Coat Factory Warehouse Corp., 11.125% due 4/15/2014               31,325
                                     70,000   Claire's Stores, Inc., 9.25% due 6/01/2015 (e)                               61,600
                                    180,000   Claire's Stores, Inc., 9.625% due 6/01/2015 (e)(f)                          145,083
                                     70,000   Claire's Stores, Inc., 10.50% due 6/01/2017 (e)                              55,300
                                    250,000   Dollar General Corp., 10.625% due 7/15/2015 (e)                             221,250
                                    480,000   General Nutrition Centers, Inc., 9.85% due 3/15/2014 (e)(f)                 428,672
                                    390,000   General Nutrition Centers, Inc., 10.75% due 3/15/2015 (e)(f)                352,815
                                    300,000   Michaels Stores, Inc., 10% due 11/01/2014 (e)                               291,000
                                    540,000   Michaels Stores, Inc., 11.375% due 11/01/2016 (e)                           521,100
                                    175,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (f)                            181,491
                                    140,000   Rite Aid Corp., 9.375% due 12/15/2015 (e)                                   124,600
                                    340,000   Rite Aid Corp., 7.50% due 3/01/2017                                         311,950
                                    575,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)                592,250
                                                                                                                    -------------
                                                                                                                        3,443,986

Service - 4.5%                      625,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                    600,000
                                    150,000   Ashtead Capital, Inc., 9% due 8/15/2016 (e)                                 150,750
                                    150,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                              148,500
                                    250,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014                            240,000
                                    225,000   Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (a)                        216,000
                                    275,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                      260,562
                                    625,000   Corrections Corp. of America, 6.75% due 1/31/2014                           598,438
                                    515,000   DI Finance Series B, 9.50% due 2/15/2013                                    525,300
                                    375,000   Dycom Industries, Inc., 8.125% due 10/15/2015                               367,500
                                     70,000   Harland Clarke Holdings Corp., 9.50% due 5/15/2015 (l)                       64,050
                                     60,000   Harland Clarke Holdings Corp., 10.105% due 5/15/2015 (l)                     55,500
                                    300,000   Mobile Services Group, Inc., 9.75% due 8/01/2014 (e)                        315,000
                                    140,000   PNA Intermediate Holding Corp., 12.558% due 2/15/2013 (a)(e)                142,100
                                    405,000   Sally Holdings LLC, 10.50% due 11/15/2016 (e)                               382,725
                                    175,000   United Rentals North America, Inc., 7.75% due 11/15/2013                    179,812
                                     80,000   Yankee Acquisition Corp., 8.50% due 2/15/2015                                73,600
                                    210,000   Yankee Acquisition Corp., 9.75% due 2/15/2017                               186,900
                                                                                                                    -------------
                                                                                                                        4,506,737

Steel - 0.2%                        180,000   AK Steel Corp., 7.75% due 6/15/2012                                         178,200

Telecommunications - 2.4%           200,000   Cincinnati Bell, Inc., 7.25% due 7/15/2013                                  197,000
                                     55,000   Citizens Communications Co., 6.25% due 1/15/2013                             50,531
                                    183,447   ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(e)                           198,123
                                    400,000   Qwest Corp., 8.875% due 3/15/2012                                           420,500
                                    625,000   Qwest Corp., 7.50% due 10/01/2014                                           612,500
                                    200,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                     204,500
                                    500,000   Windstream Corp., 8.125% due 8/01/2013                                      505,625
                                    200,000   Windstream Corp., 8.625% due 8/01/2016                                      202,500
                                                                                                                    -------------
                                                                                                                        2,391,279

Transportation - 0.4%               100,000   Britannia Bulk Plc, 11% due 12/01/2011                                      100,000
                                    200,000   Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (e)                    203,000
                                    160,000   St. Acquisition Corp., 12.50% due 5/15/2017 (e)                             113,600
                                                                                                                    -------------
                                                                                                                          416,600

Utility - 3.7%                      625,000   AES Dominicana Energia Finance SA, 11% due 12/13/2015 (e)                   637,500
                                     40,000   CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                   58,850
                                    325,000   Edison Mission Energy, 7.75% due 6/15/2016                                  311,188
                                    500,000   Edison Mission Energy, 7% due 5/15/2017 (e)                                 451,250
                                    575,000   Mirant North America LLC, 7.375% due 12/31/2013                             572,125
                                     90,000   NRG Energy, Inc., 7.25% due 2/01/2014                                        86,850
                                    775,000   NRG Energy, Inc., 7.375% due 2/01/2016                                      747,875
                                    230,000   NSG Holdings LLC, 7.75% due 12/15/2025 (e)(k)                               226,550
                                    225,000   Sierra Pacific Resources, 8.625% due 3/15/2014                              235,419
                                    141,407   Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)(k)                        146,160
                                    155,000   Transcontinental Gas Pipe Line Corp. Series B, 8.875% due 7/15/2012         170,500
                                                                                                                    -------------
                                                                                                                        3,644,267

Wireless                      EUR   178,808   BCM Ireland Preferred Equity Ltd., 10.597% due 2/15/2017 (e)(f)             245,250
Communications - 4.9%         USD   350,000   Centennial Communications Corp., 11.11% due 1/01/2013 (a)                   355,250
                                    310,000   Centennial Communications Corp., 8.125% due 2/01/2014                       306,900
                                    560,000   Cricket Communications, Inc., 9.375% due 11/01/2014                         552,300
                                    250,000   Cricket Communications, Inc., 9.375% due 11/01/2014 (e)                     246,563
                                    150,000   Digicel Group Ltd., 8.875% due 1/15/2015 (e)                                138,000
                                    570,819   Digicel Group Ltd., 9.125% due 1/15/2015 (e)(f)                             525,153
                                    160,000   FiberTower Corp., 9% due 11/15/2012 (b)(e)                                  157,800
                                     90,000   iPCS, Inc., 7.481% due 5/01/2013 (a)(e)                                      86,850
                                    935,000   MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                           916,300
                                    100,000   Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)                        90,000
                                    380,000   Rural Cellular Corp., 8.25% due 3/15/2012                                   389,500
                                    250,000   West Corp., 9.50% due 10/15/2014                                            243,750
                                    640,000   West Corp., 11% due 10/15/2016                                              636,800
                                                                                                                    -------------
                                                                                                                        4,890,416

                                              Total Corporate Bonds (Cost - $84,137,548) - 81.1%                       80,557,574



                                              Floating Rate Loan Interests (h)
Leisure - 0.5%                      540,000   Travelport, Inc. Term Loan, 12.36% due 3/22/2012                            504,900

                                              Total Floating Rate Loan Interests (Cost - $521,498) - 0.5%                 504,900



                                     Shares
                                       Held   Common Stocks
Information Technology - 0.3%        11,199   Cypress Semiconductor Corp. (j)                                             280,647

                                              Total Common Stocks (Cost - $223,102) - 0.3%                                280,647



                                              Preferred Stocks
Energy - Exploration &                   47   EXCO Resources, Inc., 11%                                                   554,600
Production - 0.7%                        12   EXCO Resources, Inc., 7% (b)                                                141,600

                                              Total Preferred Stocks (Cost - $590,000) - 0.7%                             696,200



                                 Beneficial
                                   Interest   Short-Term Securities
                           USD   13,554,700   BlackRock Liquidity Series, LLC Cash Sweep Series, 5.33% (d)(g)          13,554,700

                                              Total Short-Term Securities (Cost - $13,554,700) - 13.7%                 13,554,700

                                              Total Investments (Cost - $99,026,848*) - 96.3%                          95,594,021
                                              Other Assets Less Liabilities - 3.7%                                      3,705,591
                                                                                                                    -------------
                                              Net Assets - 100.0%                                                   $  99,299,612
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $        99,107,463
                                                ===================
    Gross unrealized appreciation               $           737,634
    Gross unrealized depreciation                       (4,251,076)
                                                -------------------
    Net unrealized depreciation                 $       (3,513,442)
                                                ===================

(a) Floating rate security.

(b) Convertible security.

(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $    7,397,968      $   116,321


(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(g) Represents the current yield as of July 31, 2007.

(h) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(i) Represents a step bond.

(j) Non-income producing security.

(k) Subject to principal paydowns.

(l) When-Issued.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management.
    This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of July 31, 2007 were as follows:

    Foreign                                    Settlement       Unrealized
    Currency Sold                                 Date         Appreciation

    EUR   156,000                             October 2007      $     1,487
                                                                -----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $215,436)        $     1,487
                                                                ===========


  o Swap contracts outstanding as of July 31, 2007 were as follows:

                                                              Unrealized
                                              Notional       Appreciation
                                               Amount       (Depreciation)

    Sold credit default protection on
    Novelis Inc. and receive 1.40%

    Broker, JPMorgan Chase
    Expires January 2008                    $   225,000         $       284

    Sold credit default protection on
    Ford Motor Co. and receive 3.80%

    Broker, JPMorgan Chase
    Expires March 2010                      $   400,000            (17,236)
                                                                -----------
    Total                                                       $  (16,952)
                                                                ===========

  o Currency Abbreviations:
    EUR   Euro
    USD   U.S. Dollar



Global SmallCap Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                                                      Shares
Country               Industry                          Held   Common Stocks                                             Value
Australia - 3.2%      Beverages - 0.8%               146,000   Lion Nathan Ltd.                                   $     1,046,714

                      Capital Markets - 0.2%          52,900   Platinum Asset Management Ltd. (a)                         310,179

                      Health Care Equipment &         27,700   Cochlear Ltd.                                            1,445,939
                      Supplies - 1.0%

                      Metals & Mining - 0.6%         158,000   Kagara Zinc Ltd.                                           860,188

                      Real Estate Investment         446,869   CFS Retail Property Trust                                  808,593
                      Trusts (REITs) - 0.6%

                                                               Total Common Stocks in Australia                         4,471,613


Belgium - 0.6%        Diversified Financial            1,500   Ackermans & Van Haaren NV                                  142,075
                      Services - 0.1%

                      Health Care Technology - 0.5%   34,400   AGFA-Gevaert NV                                            726,318

                                                               Total Common Stocks in Belgium                             868,393


Bermuda - 1.2%        Capital Markets - 0.4%          15,970   Lazard Ltd. Class A                                        591,369

                      Food Products - 0.5%           760,900   Celestial Nutrifoods Ltd.                                  731,877

                      Real Estate Management &       304,800   C C Land Holdings Ltd.                                     369,412
                      Development - 0.3%

                                                               Total Common Stocks in Bermuda                           1,692,658


Brazil - 1.4%         Diversified Consumer            20,000   Kroton Educacional SA (a)                                  453,459
                      Services - 0.3%

                      Water Utilities - 1.1%          93,650   Companhia de Saneamento de Minas Gerais                  1,442,070

                                                               Total Common Stocks in Brazil                            1,895,529


Canada - 5.7%         Biotechnology - 0.6%           306,850   Diagnocure, Inc. (a)                                       848,526

                      Energy Equipment &              53,000   North American Energy Partners, Inc. (a)                   913,720
                      Services - 0.7%

                      Hotels, Restaurants &           26,800   Great Canadian Gaming Corp. (a)                            332,865
                      Leisure - 0.2%

                      Media - 0.5%                    32,200   Cinram International Income Fund                           713,543

                      Metals & Mining - 2.1%          30,650   Agnico-Eagle Mines Ltd.                                  1,303,851
                                                      32,300   Aur Resources Inc.                                       1,231,990
                                                      75,900   Eldorado Gold Corp. (a)                                    345,065
                                                                                                                  ---------------
                                                                                                                        2,880,906

                      Oil, Gas & Consumable          173,200   UTS Energy Corp. (a)                                     1,001,729
                      Fuels - 0.7%

                      Software - 0.9%                 31,400   Cognos, Inc. (a)                                         1,259,768

                                                               Total Common Stocks in Canada                            7,951,057


China - 2.4%          Multiline Retail - 0.1%        116,000   New World Department Store China Ltd. (a)                   90,118

                      Oil, Gas & Consumable          733,400   Yanzhou Coal Mining Co. Ltd.                             1,318,235
                      Fuels - 0.9%

                      Software - 0.2%                 11,500   Perfect World Co. Ltd. (a)(c)                              277,150

                      Textiles, Apparel &             19,500   Stella International Holdings Ltd. (a)                      37,125
                      Luxury Goods - 0.0%

                      Transportation               1,758,500   Shenzhen Expressway Co. Ltd.                             1,637,315
                      Infrastructure - 1.2%

                                                               Total Common Stocks in China                             3,359,943


Denmark - 1.3%        Electrical Equipment - 0.8%     16,250   Vestas Wind Systems A/S (a)                              1,077,163

                      Insurance - 0.5%                 9,875   TrygVesta A/S                                              788,554

                                                               Total Common Stocks in Denmark                           1,865,717


Finland - 1.3%        Construction &                   7,650   YIT Oyj                                                    240,572
                      Engineering - 0.2%

                      Multiline Retail - 0.5%         15,150   Stockmann Oyj B Shares                                     699,299

                      Paper & Forest                 145,650   M-real Oyj B Shares                                        920,283
                      Products - 0.6%

                                                               Total Common Stocks in Finland                           1,860,154


France - 1.9%         Insurance - 0.7%                38,325   Scor SE                                                    980,825

                      Leisure Equipment &             16,800   Trigano SA                                                 709,752
                      Products - 0.5%

                      Life Sciences Tools &           10,400   Eurofins Scientific SA                                     987,957
                      Services - 0.7%

                                                               Total Common Stocks in France                            2,678,534


Germany - 1.4%        Biotechnology - 0.1%            39,750   Paion AG (a)                                               134,329

                      Machinery - 0.8%                22,450   Heidelberger Druckmaschn AG                              1,094,209

                      Oil, Gas & Consumable           30,400   Petrotec AG (a)                                            269,020
                      Fuels - 0.2%

                      Semiconductors &                29,800   Qimonda AG (a)(c)                                          441,040
                      Semiconductor
                      Equipment - 0.3%

                                                               Total Common Stocks in Germany                           1,938,598


Hong Kong - 2.1%      Chemicals - 1.0%             1,979,500   Sinofert Holdings Ltd.                                   1,365,411

                      Gas Utilities - 0.4%         1,478,300   China Gas Holdings Ltd.                                    541,462

                      Hotels, Restaurants &          231,100   FU JI Food and Catering Services Holdings Ltd.             659,219
                      Leisure - 0.5%

                      Media - 0.2%                   370,000   Clear Media Ltd. (a)                                       375,853

                                                               Total Common Stocks in Hong Kong                         2,941,945


India - 1.6%          IT Services - 0.6%              74,000   Satyam Computer Services Ltd.                              868,863

                      Multiline Retail - 0.5%         54,550   Pantaloon Retail India Ltd.                                714,321

                      Pharmaceuticals - 0.5%          96,800   Nicholas Piramal India Ltd.                                638,371

                                                               Total Common Stocks in India                             2,221,555


Indonesia - 0.3%      Media - 0.3%                 3,823,550   Surya Citra Media Tbk PT                                   397,126

                                                               Total Common Stocks in Indonesia                           397,126


Ireland - 2.0%        Airlines - 1.3%                 44,200   Ryanair Holdings Plc (a)(c)(e)                           1,833,858

                      Food Products - 0.7%           146,200   Greencore Group Plc                                        987,561

                                                               Total Common Stocks in Ireland                           2,821,419


Israel - 0.8%         Food Products - 0.8%           141,200   Frutarom                                                 1,131,755

                                                               Total Common Stocks in Israel                            1,131,755


Italy - 1.3%          Construction &                  86,300   Astaldi SpA                                                745,108
                      Engineering - 0.5%

                      Insurance - 0.5%                84,000   Milano Assicurazioni SpA                                   641,019

                      Textiles, Apparel &             10,100   Valentino Fashion Group SpA                                477,355
                      Luxury Goods - 0.3%

                                                               Total Common Stocks in Italy                             1,863,482


Japan - 10.1%         Auto Components - 0.5%          61,200   Koito Manufacturing Co. Ltd.                               716,594

                      Chemicals - 1.9%                85,900   Air Water, Inc.                                          1,021,241
                                                     122,100   The Nippon Synthetic Chemical Industry Co. Ltd.            612,070
                                                     137,000   Sumitomo Bakelite Co., Ltd.                                977,192
                                                                                                                  ---------------
                                                                                                                        2,610,503

                      Commercial Banks - 0.3%         34,600   The Bank of Kyoto Ltd.                                     466,721

                      Commercial Services &              400   Intelligence Ltd.                                          731,290
                      Supplies - 0.5%

                      Health Care Equipment &         47,000   Nipro Corp.                                                987,844
                      Supplies - 0.7%

                      Household Durables - 0.8%       34,400   Alpine Electronics                                         536,953
                                                     103,300   PanaHome Corp.                                             616,712
                                                                                                                  ---------------
                                                                                                                        1,153,665

                      Insurance - 0.7%               162,950   Aioi Insurance Co., Ltd.                                   964,046

                      Machinery - 2.6%                30,400   Hisaka Works Ltd.                                          615,782
                                                      44,900   Komori Corp.                                             1,028,943
                                                     129,200   Nippon Thompson Co., Ltd.                                1,220,716
                                                     127,750   Takuma Co., Ltd.                                           823,113
                                                                                                                  ---------------
                                                                                                                        3,688,554

                      Media - 0.5%                       835   Jupiter Telecommunications Co., Ltd. (a)                   634,693

                      Multiline Retail - 0.3%         22,100   Don Quijote Co. Ltd.                                       438,510

                      Real Estate Management &        98,300   Tokyu Land Corp.                                           923,118
                      Development - 0.7%

                      Specialty Retail - 0.6%          7,650   Yamada Denki Co., Ltd.                                     760,134

                                                               Total Common Stocks in Japan                            14,075,672


Malaysia - 1.9%       Airlines - 0.9%              2,171,250   AirAsia Bhd (a)                                          1,223,906

                      Diversified Financial          243,800   Bursa Malaysia Bhd                                         797,391
                      Services - 0.6%

                      Energy Equipment &           1,232,500   Scomi Group Bhd                                            641,429
                      Services - 0.4%

                                                               Total Common Stocks in Malaysia                          2,662,726


Mexico - 1.4%         Beverages - 0.6%               220,350   Embotelladoras Arca SA de CV                               786,792

                      Construction &                 189,200   Empresas ICA Sociedad Controladora, SA de CV (a)         1,198,308
                      Engineering - 0.8%

                                                               Total Common Stocks in Mexico                            1,985,100


Netherlands - 2.7%    Food Products - 0.8%            69,500   Koninklijke Wessanen NV                                  1,147,513

                      Household Durables - 1.0%       46,950   Tele Atlas NV (a)                                        1,324,198

                      Life Sciences Tools &           75,000   Qiagen NV (a)(e)                                         1,290,000
                      Services - 0.9%

                                                               Total Common Stocks in the Netherlands                   3,761,711


Norway - 1.3%         Energy Equipment &              50,800   Acergy SA                                                1,350,387
                      Services - 1.3%                 25,600   ProSafe ASA                                                396,574

                                                               Total Common Stocks in Norway                            1,746,961


Philippines - 0.5%    Commercial Banks - 0.5%        507,160   Bank of the Philippine Islands                             723,973

                      Water Utilities - 0.0%          93,800   Manila Water Co., Inc.                                      29,231

                                                               Total Common Stocks in the Philippines                     753,204


South Africa - 0.5%   Food & Staples                  54,900   Massmart Holdings Ltd.                                     640,607
                      Retailing - 0.5%

                                                               Total Common Stocks in South Africa                        640,607


South Korea - 1.6%    Capital Markets - 0.9%          69,100   Meritz Securities Co. Ltd.                               1,182,722

                      Hotels, Restaurants &           33,114   Kangwon Land, Inc.                                         743,835
                      Leisure - 0.5%

                      Metals & Mining - 0.2%           6,720   Dongkuk Steel Mill Co. Ltd.                                259,099

                                                               Total Common Stocks in South Korea                       2,185,656


Sweden - 0.8%         Capital Markets - 0.5%          33,700   D Carnegie AB                                              655,884

                      Oil, Gas & Consumable           20,600   Tanganyika Oil Co., Ltd. (a)                               394,681
                      Fuels - 0.3%

                                                               Total Common Stocks in Sweden                            1,050,565


Switzerland - 1.7%    Insurance - 0.9%                 5,108   Swiss Life Holding                                       1,258,751

                      Life Sciences Tools &            6,900   Tecan AG Registered Shares                                 406,083
                      Services - 0.3%

                      Specialty Retail - 0.5%          6,850   Dufry Group                                                729,572

                                                               Total Common Stocks in Switzerland                       2,394,406


Taiwan - 0.3%         Commercial Banks - 0.3%        744,000   SinoPac Financial Holdings Co., Ltd.                       375,363

                                                               Total Common Stocks in Taiwan                              375,363


Turkey - 1.0%         Beverages - 1.0%                34,000   Anadolu Efes Biracilik Ve Malt Sanayii AS                1,344,248

                                                               Total Common Stocks in Turkey                            1,344,248


United                Aerospace & Defense - 0.6%     254,000   QinetiQ Plc                                                895,164
Kingdom - 7.0%
                      Commercial Services &           59,200   Intertek Group Plc                                       1,174,633
                      Supplies - 0.8%

                      Food Products - 0.1%            39,900   Northern Foods Plc                                          87,667

                      Health Care Equipment &        130,000   Gyrus Group Plc (a)                                      1,130,250
                      Supplies - 2.0%                178,700   SSL International Plc                                    1,673,383
                                                                                                                  ---------------
                                                                                                                        2,803,633

                      Insurance - 0.9%               234,726   Amlin Plc                                                1,297,609

                      Pharmaceuticals - 0.5%          79,900   Hikma Pharmaceuticals Plc                                  663,524

                      Real Estate Investment          13,214   Derwent Valley Holdings Plc                                441,959
                      Trusts (REITs) - 0.9%           60,100   Great Portland Estates Plc                                 785,689
                                                                                                                  ---------------
                                                                                                                        1,227,648

                      Specialty Retail - 1.2%        421,250   Game Group Plc                                           1,658,910

                                                               Total Common Stocks in the United Kingdom                9,808,788


United                Beverages - 0.8%                28,300   Hansen Natural Corp. (a)                                 1,147,565
States - 38.1%
                      Biotechnology - 1.6%            15,650   Alexion Pharmaceuticals, Inc. (a)                          910,204
                                                      74,200   BioMarin Pharmaceuticals, Inc. (a)                       1,340,052
                                                                                                                  ---------------
                                                                                                                        2,250,256

                      Capital Markets - 0.6%          15,243   Stifel Financial Corp. (a)(e)                              842,481

                      Chemicals - 1.8%                21,400   Celanese Corp. Series A                                    802,500
                                                      18,300   Cytec Industries, Inc.                                   1,225,917
                                                      20,500   Hercules, Inc.                                             425,580
                                                                                                                  ---------------
                                                                                                                        2,453,997

                      Commercial Banks - 0.5%         13,300   Cullen/Frost Bankers, Inc.                                 660,611

                      Commercial Services &           47,200   Covanta Holding Corp. (a)                                1,070,496
                      Supplies - 1.6%                 26,600   FTI Consulting, Inc. (a)                                 1,091,398
                                                                                                                  ---------------
                                                                                                                        2,161,894

                      Communications                  12,350   F5 Networks, Inc. (a)                                    1,070,621
                      Equipment - 1.5%                33,300   Polycom, Inc. (a)                                        1,031,301
                                                                                                                  ---------------
                                                                                                                        2,101,922

                      Computers &                     42,950   Emulex Corp. (a)                                           850,410
                      Peripherals - 1.6%              45,100   QLogic Corp. (a)                                           599,379
                                                      18,750   Stratasys, Inc. (a)                                        825,187
                                                                                                                  ---------------
                                                                                                                        2,274,976

                      Construction &                  63,400   Aecom Technology Corp. (a)                               1,645,230
                      Engineering - 2.4%              32,000   The Shaw Group, Inc. (a)                                 1,703,040
                                                                                                                  ---------------
                                                                                                                        3,348,270

                      Containers &                    39,700   Packaging Corp. of America                               1,013,144
                      Packaging - 0.7%

                      Distributors - 0.9%             41,800   LKQ Corp. (a)                                            1,188,374

                      Electrical Equipment - 0.3%     21,800   American Superconductor Corp. (a)(e)                       416,162

                      Electronic Equipment &          36,000   Mercury Computer Systems, Inc. (a)                         393,480
                      Instruments - 0.8%              58,000   Newport Corp. (a)                                          758,060
                                                                                                                  ---------------
                                                                                                                        1,151,540

                      Energy Equipment &              25,500   Hanover Compressor Co. (a)                                 607,665
                      Services - 2.3%                 38,000   Input/Output, Inc. (a)(e)                                  541,500
                                                      18,600   Oceaneering International, Inc. (a)                      1,044,576
                                                      24,900   Superior Energy Services, Inc. (a)                       1,003,968
                                                                                                                  ---------------
                                                                                                                        3,197,709

                      Health Care Providers &         33,700   Sun Healthcare Group, Inc. (a)                             455,624
                      Services - 0.3%

                      Hotels, Restaurants &           26,200   The Cheesecake Factory, Inc. (a)(e)                        645,044
                      Leisure - 0.5%                   2,500   Panera Bread Co. Class A (a)                               101,600
                                                                                                                  ---------------
                                                                                                                          746,644

                      Internet Software &             24,600   Akamai Technologies, Inc. (a)                              835,416
                      Services - 1.8%                 17,700   Digital River, Inc. (a)                                    796,677
                                                     154,050   SupportSoft, Inc. (a)                                      850,356
                                                                                                                  ---------------
                                                                                                                        2,482,449

                      Leisure Equipment &             31,800   Oakley, Inc.                                               896,760
                      Products - 0.6%

                      Machinery - 1.5%                47,800   Commercial Vehicle Group, Inc. (a)                         693,100
                                                      17,000   Graco, Inc.                                                697,680
                                                      15,500   Nordson Corp.                                              709,280
                                                                                                                  ---------------
                                                                                                                        2,100,060

                      Media - 0.6%                    14,200   Marvel Entertainment, Inc. (a)                             344,066
                                                      26,000   Regal Entertainment Group Series A                         556,140
                                                                                                                  ---------------
                                                                                                                          900,206

                      Metals & Mining - 0.9%          24,200   Brush Engineered Materials, Inc. (a)                       916,454
                                                       5,400   Cleveland-Cliffs, Inc.                                     374,058
                                                                                                                  ---------------
                                                                                                                        1,290,512

                      Oil, Gas & Consumable           17,000   Alon USA Energy, Inc.                                      606,390
                      Fuels - 1.5%                    15,000   Penn Virginia Corp.                                        580,500
                                                      51,500   Venoco, Inc. (a)                                           891,980
                                                                                                                  ---------------
                                                                                                                        2,078,870

                      Real Estate Investment          36,040   DiamondRock Hospitality Co.                                606,914
                      Trusts (REITs) - 0.9%           20,950   Tanger Factory Outlet Centers, Inc.                        700,359
                                                                                                                  ---------------
                                                                                                                        1,307,273

                      Semiconductors &                86,950   Integrated Device Technology, Inc. (a)                   1,414,676
                      Semiconductor                   30,800   Intersil Corp. Class A                                     900,900
                      Equipment - 3.8%                52,750   Microsemi Corp. (a)                                      1,229,603
                                                     125,750   MoSys, Inc. (a)(e)                                       1,057,558
                                                      25,800   Power Integrations, Inc. (a)                               683,700
                                                                                                                  ---------------
                                                                                                                        5,286,437

                      Software - 3.0%                 49,100   Activision, Inc. (a)                                       840,101
                                                         800   Bladelogic, Inc. (a)                                        20,600
                                                      61,900   Informatica Corp. (a)                                      862,886
                                                      19,200   Mentor Graphics Corp. (a)                                  230,592
                                                       9,150   NAVTEQ Corp. (a)                                           495,290
                                                      15,100   Solera Holdings, Inc. (a)                                  282,370
                                                      45,550   Sybase, Inc. (a)                                         1,080,446
                                                      49,300   TIBCO Software, Inc. (a)                                   400,809
                                                                                                                  ---------------
                                                                                                                        4,213,094

                      Specialty Retail - 2.1%         12,100   Abercrombie & Fitch Co. Class A                            845,790
                                                      12,100   Build-A-Bear Workshop, Inc. (a)                            242,000
                                                       5,300   GameStop Corp. Class A (a)                                 213,855
                                                       9,150   Guitar Center, Inc. (a)                                    531,157
                                                      54,850   Urban Outfitters, Inc. (a)                               1,100,291
                                                                                                                  ---------------
                                                                                                                        2,933,093

                      Textiles, Apparel &              3,400   Lululemon Athletica, Inc. (a)                              109,276
                      Luxury Goods - 0.6%              8,000   Polo Ralph Lauren Corp.                                    714,800
                                                                                                                  ---------------
                                                                                                                          824,076

                      Trading Companies &             48,900   Interline Brands, Inc. (a)                               1,123,233
                      Distributors - 1.9%             54,150   UAP Holding Corp.                                        1,471,255
                                                                                                                  ---------------
                                                                                                                        2,594,488

                      Wireless                        29,000   SBA Communications Corp. Class A (a)                       966,280
                      Telecommunication
                      Services - 0.7%

                                                               Total Common Stocks in the United States                53,284,767

                                                               Total Common Stocks (Cost - $114,345,232) - 97.4%      136,029,252



                                                        Face
                                                      Amount   Short-Term Securities
                      Time Deposits - 0.0%      $     31,067   Brown Brothers Harriman & Co., 4.66% due 7/31/2007          31,067



                                                  Beneficial
                                                    Interest
                                                $  3,469,799   BlackRock Liquidity Series, LLC Cash Sweep
                                                               Series, 5.33% (b)(d)                                     3,469,799
                                                   5,493,900   BlackRock Liquidity Series, LLC Money Market
                                                               Series, 5.37% (b)(d)(f)                                  5,493,900

                                                               Total Short-Term Securities
                                                               (Cost - $8,994,766) - 6.4%                               8,994,766

                                                               Total Investments
                                                               (Cost - $123,339,998*) - 103.8%                        145,024,018
                                                               Liabilities in Excess of Other Assets - (3.8%)         (5,318,744)
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   139,705,274
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         124,061,672
                                              =====================
    Gross unrealized appreciation             $          24,717,797
    Gross unrealized depreciation                       (3,755,451)
                                              ---------------------
    Net unrealized appreciation               $          20,962,346
                                              =====================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                         $  (18,921)    $    60,620
    BlackRock Liquidity Series, LLC
       Money Market Series                       $ 5,493,900    $     7,098

(c) Depositary receipts.

(d) Represents the current yield as of July 31, 2007.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of July 31, 2007 were as follows:

    Foreign Currency                           Settlement       Unrealized
    Purchased                                     Date         Appreciation

    JPY      9,409,903                        August 2007        $      122
    SEK        886,760                        August 2007               272
                                                                 ----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $210,664)         $      394
                                                                 ==========


  o Forward foreign exchange contracts sold as of July 31, 2007 were as follows:

                                                                Unrealized
    Foreign Currency                           Settlement      Appreciation
    Sold                                          Date        (Depreciation)

    CHF        331,629                        August 2007        $  (1,680)
    EUR         34,958                        August 2007              (11)
    GBP        192,902                        August 2007           (1,240)
    JPY     53,488,095                        August 2007             (532)
    SEK      2,458,145                        August 2007             (706)
    ZAR        160,617                        August 2007               756
                                                                 ----------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $1,551,149)       $  (3,413)
                                                                 ==========

  o Currency Abbreviations:
    CHF    Swiss Franc
    EUR    Euro
    GBP    British Pound
    JPY    Japanese Yen
    SEK    Swedish Krona
    USD    U.S. Dollar
    ZAR    South African Rand


Mid Cap Value Opportunities Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2007 (Unaudited)                                                         (in U.S. dollars)

                                                      Shares
                  Industry                              Held   Common Stocks                                             Value
North America

Canada - 0.0%     Diversified Telecommunication          210   Bell Aliant Regional Communications Income Fund      $       6,260
                  Services - 0.0%

                                                               Total Common Stocks in Canada                                6,260


United            Aerospace & Defense - 3.0%          17,700   Curtiss-Wright Corp.                                       771,189
States - 96.6%                                        41,300   DRS Technologies, Inc.                                   2,162,468
                                                      27,900   Spirit Aerosystems Holdings, Inc. Class A (a)            1,012,770
                                                                                                                    -------------
                                                                                                                        3,946,427

                  Biotechnology - 1.6%               101,300   Human Genome Sciences, Inc. (a)                            786,088
                                                      37,400   ImClone Systems, Inc. (a)                                1,230,460
                                                                                                                    -------------
                                                                                                                        2,016,548

                  Capital Markets - 3.4%              13,300   Affiliated Managers Group, Inc. (a)                      1,502,900
                                                      65,200   TD Ameritrade Holding Corp. (a)                          1,105,140
                                                      71,400   Waddell & Reed Financial, Inc. Class A                   1,799,994
                                                                                                                    -------------
                                                                                                                        4,408,034

                  Chemicals - 2.0%                    83,700   Huntsman Corp.                                           2,131,002
                                                      17,200   Valspar Corp.                                              474,548
                                                                                                                    -------------
                                                                                                                        2,605,550

                  Commercial Banks - 2.4%             25,700   Cullen/Frost Bankers, Inc.                               1,276,519
                                                      16,200   First Midwest Bancorp, Inc.                                532,818
                                                      30,600   Webster Financial Corp.                                  1,329,876
                                                                                                                    -------------
                                                                                                                        3,139,213

                  Commercial Services &              200,200   Allied Waste Industries, Inc. (a)                        2,576,574
                  Supplies - 3.7%                     62,700   Cintas Corp.                                             2,292,312
                                                                                                                    -------------
                                                                                                                        4,868,886

                  Communications Equipment - 2.5%     54,500   Andrew Corp. (a)                                           766,270
                                                     222,100   Tellabs, Inc. (a)                                        2,520,835
                                                                                                                    -------------
                                                                                                                        3,287,105

                  Containers & Packaging - 1.6%      179,800   Smurfit-Stone Container Corp. (a)                        2,119,842

                  Electrical Equipment - 1.3%         28,600   Hubbell, Inc. Class B                                    1,648,790

                  Electronic Equipment &              66,800   Tech Data Corp. (a)                                      2,502,996
                  Instruments - 1.9%

                  Energy Equipment &                  81,600   BJ Services Co.                                          2,133,840
                  Services - 4.1%                     21,900   Dresser-Rand Group, Inc. (a)                               812,490
                                                      55,300   Rowan Cos., Inc.                                         2,333,107
                                                                                                                    -------------
                                                                                                                        5,279,437

                  Food Products - 0.8%                33,600   Smithfield Foods, Inc. (a)                               1,043,616

                  Gas Utilities - 0.4%                 9,100   Questar Corp.                                              468,559

                  Health Care Equipment &             13,100   Cooper Cos., Inc.                                          656,703
                  Supplies - 2.4%                     52,700   Edwards Lifesciences Corp. (a)                           2,422,092
                                                                                                                    -------------
                                                                                                                        3,078,795

                  Health Care Providers &             17,000   Community Health Systems, Inc. (a)                         661,300
                  Services - 0.9%                    108,100   Tenet Healthcare Corp. (a)                                 559,958
                                                                                                                    -------------
                                                                                                                        1,221,258

                  Health Care Technology - 0.6%       61,361   HLTH Corp. (a)                                             776,830

                  Hotels, Restaurants &               19,300   CBRL Group, Inc.                                           741,699
                  Leisure - 1.6%                      37,840   Wyndham Worldwide Corp.                                  1,273,316
                                                                                                                    -------------
                                                                                                                        2,015,015

                  Household Durables - 2.3%           25,500   Lennar Corp. Class A                                       781,830
                                                      82,600   Newell Rubbermaid, Inc.                                  2,184,770
                                                                                                                    -------------
                                                                                                                        2,966,600

                  IT Services - 2.9%                  10,000   CheckFree Corp. (a)                                        368,400
                                                      92,400   Global Payments, Inc.                                    3,455,760
                                                                                                                    -------------
                                                                                                                        3,824,160

                  Insurance - 5.9%                    18,200   AMBAC Financial Group, Inc.                              1,222,130
                                                     131,100   Conseco, Inc. (a)                                        2,384,709
                                                      11,000   Everest Re Group Ltd.                                    1,080,750
                                                     103,300   HCC Insurance Holdings, Inc.                             3,024,624
                                                                                                                    -------------
                                                                                                                        7,712,213

                  Internet Software &                264,500   CNET Networks, Inc. (a)                                  1,991,685
                  Services - 1.5%                        700   Data Domain, Inc. (a)                                       17,367
                                                                                                                    -------------
                                                                                                                        2,009,052

                  Leisure Equipment &                 60,000   Brunswick Corp.                                          1,677,600
                  Products - 1.3%

                  Life Sciences Tools &               45,300   Affymetrix, Inc. (a)                                     1,104,414
                  Services - 0.8%

                  Machinery - 1.9%                    72,300   Timken Co.                                               2,414,820

                  Media - 2.7%                       147,500   Harte-Hanks, Inc.                                        3,473,625

                  Metals & Mining - 1.2%              32,400   Nucor Corp.                                              1,626,480

                  Multi-Utilities - 6.5%              52,700   Alliant Energy Corp.                                     1,947,265
                                                      88,300   OGE Energy Corp.                                         2,927,145
                                                      74,200   Puget Energy, Inc.                                       1,717,730
                                                      43,000   Wisconsin Energy Corp.                                   1,845,990
                                                                                                                    -------------
                                                                                                                        8,438,130

                  Oil, Gas & Consumable               38,800   Cabot Oil & Gas Corp. Class A                            1,326,960
                  Fuels - 5.8%                        53,100   Newfield Exploration Co. (a)                             2,551,455
                                                      20,300   Noble Energy, Inc.                                       1,241,142
                                                      57,100   Plains Exploration & Production Co. (a)                  2,467,291
                                                                                                                    -------------
                                                                                                                        7,586,848

                  Paper & Forest Products - 1.2%      21,200   Weyerhaeuser Co.                                         1,510,288

                  Personal Products - 2.0%           108,500   Alberto-Culver Co.                                       2,551,920

                  Pharmaceuticals - 4.5%             179,400   King Pharmaceuticals, Inc. (a)                           3,051,594
                                                      72,500   Medicis Pharmaceutical Corp. Class A                     2,068,425
                                                      28,400   Sepracor, Inc. (a)                                         798,892
                                                                                                                    -------------
                                                                                                                        5,918,911

                  Real Estate Investment              24,200   Alexandria Real Estate Equities, Inc.                    2,084,346
                  Trusts (REITs) - 5.1%               81,300   Crescent Real Estate EQT Co.                             1,835,754
                                                      93,900   FelCor Lodging Trust, Inc.                               2,062,044
                                                      30,200   UDR, Inc.                                                  697,318
                                                                                                                    -------------
                                                                                                                        6,679,462

                  Road & Rail - 0.7%                  33,000   JB Hunt Transport Services, Inc.                           921,690

                  Semiconductors & Semiconductor     199,300   Micron Technology, Inc. (a)                              2,365,691
                  Equipment - 1.8%

                  Software - 6.2%                    158,900   BEA Systems, Inc. (a)                                    1,967,182
                                                      35,700   Citrix Systems, Inc. (a)                                 1,291,269
                                                     102,000   Parametric Technology Corp. (a)                          1,798,260
                                                     368,500   TIBCO Software, Inc. (a)                                 2,995,905
                                                                                                                    -------------
                                                                                                                        8,052,616

                  Specialty Retail - 2.5%            118,100   Foot Locker, Inc.                                        2,191,936
                                                      59,500   The Gap, Inc.                                            1,023,400
                                                                                                                    -------------
                                                                                                                        3,215,336

                  Textiles, Apparel & Luxury          84,900   Jones Apparel Group, Inc.                                2,119,104
                  Goods - 1.7%                         2,400   Lululemon Athletica, Inc. (a)                               77,136
                                                                                                                    -------------
                                                                                                                        2,196,240

                  Thrifts & Mortgage                  24,800   MGIC Investment Corp.                                      958,768
                  Finance - 2.3%                     129,200   People's United Financial, Inc.                          2,082,704
                                                                                                                    -------------
                                                                                                                        3,041,472

                  Trading Companies &                 24,000   United Rentals, Inc. (a)                                   771,360
                  Distributors - 1.6%                 25,400   WESCO International, Inc. (a)                            1,360,170
                                                                                                                    -------------
                                                                                                                        2,131,530

                                                               Total Common Stocks in the United States               125,845,999

                                                               Total Common Stocks
                                                               (Cost - $130,081,011) - 96.6%                          125,852,259



                                                               Exchange-Traded Funds
North America

United States - 0.4%                                   6,700   iShares S&P SmallCap 600/BARRA Value Index Fund            500,088

                                                               Total Exchange-Traded Funds (Cost - $504,136) - 0.4%       500,088



                                                  Beneficial
                                                    Interest   Short-Term Securities
                                               $   4,194,663   BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 5.33% (b)(c)                          4,194,663

                                                               Total Short-Term Securities
                                                               (Cost - $4,194,663) - 3.2%                               4,194,663

                                                               Total Investments (Cost - $134,779,810*) - 100.2%      130,547,010
                                                               Liabilities in Excess of Other Assets - (0.2%)           (216,227)
                                                                                                                    -------------
                                                               Net Assets - 100.0%                                  $ 130,330,783
                                                                                                                    =============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         135,466,085
                                              =====================
    Gross unrealized appreciation             $           5,867,188
    Gross unrealized depreciation                      (10,786,263)
                                              ---------------------
    Net unrealized depreciation               $         (4,919,075)
                                              =====================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                        $    3,022,256     $   19,048


(c) Represents the current yield as of July 31, 2007.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       Managed Account Series


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       Managed Account Series


Date: September 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       Managed Account Series


Date: September 20, 2007